Employee benefit expenses - Summary of Employee benefit expenses (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Salaries	$ 5,632,219	$ 4,937,591	$ 5,114,790
Directors' remuneration	40,164	28,229	26,266
Labor and health insurance	424,901	396,796	422,106
Pension	200,014	189,489	194,173
Share-based payments			822
Other personnel expenses	460,590	458,122	317,616
Total Employee benefit expenses	$ 6,757,888	$ 6,010,227	$ 6,075,773